UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA  91741
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2014

Item 1. Report to Stockholders.

Becker Value Equity Fund

Retail Class: BVEFX
Institutional Class: BVEIX

Semi-Annual Report
April 30, 2014

TABLE OF CONTENTS

Investment Results & Returns - Retail Class	2
Investment Results & Returns - Institutional Class	3
Sector Allocation	4
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	14
Expense Example	22
Additional Information	24
Privacy Notice	25

Becker Value Equity Fund

INVESTMENT RESULTS (Unaudited)

Comparison of the Growth of a $10,000 Investment in the Becker Value
Equity Fund-Retail Class, Russell 1000 Value Index, and the S&P 500 Index

Average Annual Returns for the period ended April 30, 2014

			Since Inception
	One Year	Five Years	(November 3, 2003)
Becker Value Equity Fund, Retail Class	22.87%	18.33%	9.25%
Russell 1000 Value Index	20.90%	19.52%	8.29%
S&P 500 Index	20.44%	19.14%	7.84%

This chart illustrates the performance of a hypothetical $10,000 investment made on November 3, 2003, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-551-3998.

The Russell 1000® Value Index and S&P 500® Index are widely recognized unmanaged indices of common stock prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Indices returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends.

Becker Value Equity Fund

INVESTMENT RESULTS (Unaudited) (Continued)

Comparison of the Growth of a $250,000 Investment in the Becker Value
Equity Fund-Institutional Class, Russell 1000 Value Index, and the S&P 500 Index

Average Annual Returns for the period ended April 30, 2014

		Since Inception
	One Year	(September 2, 2011)
Becker Value Equity Fund, Institutional Class	23.21%	23.00%
Russell 1000 Value Index	20.90%	23.82%
S&P 500 Index	20.44%	22.07%

This chart illustrates the performance of a hypothetical $250,000 investment made on September 2, 2011, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced.  The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-800-551-3998.

The Russell 1000® Value Index and S&P 500® Index are widely recognized unmanaged indices of common stock prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. Individuals cannot invest directly in the Indices; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Indices returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends.

Becker Value Equity Fund

SECTOR ALLOCATION at April 30, 2014 (Unaudited)

Sector Allocation	% of Net Assets

Financials	19.7%
Information Technology	16.9%
Consumer Discretionary	13.7%
Energy	12.7%
Industrials	10.3%
Consumer Staples	9.8%
Health Care	9.5%
Telecommunication Services	2.5%
Utilities	1.5%
Cash*	3.4%
Net Assets	100.0%

*	Represents cash and other assets in excess of liabilities.

Becker Value Equity Fund

SCHEDULE OF INVESTMENTS at April 30, 2014 (Unaudited)

Shares		Fair Value

COMMON STOCKS: 94.6%

Consumer Discretionary: 13.7%
92,500	Bed Bath &
	Beyond, Inc.*	$5,747,025
94,810	Coach, Inc.	4,233,266
80,500	DIRECTV*	6,246,800
122,325	Johnson
	Controls, Inc.	5,521,751
58,170	McDonald’s Corp.	5,897,275
217,600	Staples, Inc.	2,720,000
84,625	Time Warner, Inc.	5,624,177
59,895	Viacom, Inc. -
	Class B	5,089,877
		41,080,171

Consumer Staples: 9.8%
138,340	Archer-Daniels-
	Midland Co.	6,049,608
74,135	Bunge Ltd.	5,904,853
39,025	Molson Coors
	Brewing Co. -
	Class B	2,340,329
402,945	Tesco PLC - ADR	5,963,586
42,900	Walgreen Co.	2,912,910
75,925	Wal-Mart
	Stores, Inc.	6,051,982
		29,223,268

Energy: 12.7%
49,875	Chevron Corp.	6,260,310
61,220	ConocoPhillips	4,549,258
43,525	Devon Energy
	Corp.	3,046,750
94,015	Murphy Oil Corp.	5,963,372
76,700	National Oilwell
	Varco, Inc.	6,023,251
36,710	Phillips 66	3,055,006
74,000	Royal Dutch
	Shell PLC -
	ADR	5,826,760
33,400	Schlumberger Ltd.	3,391,770
		38,116,477

Financials: 19.7%
14,500	Alleghany Corp.*	5,915,710
100,400	Allstate Corp.	5,717,780
8,900	BlackRock, Inc.	2,678,900
62,410	The Chubb Corp.	5,746,713
27,500	Howard Hughes
	Corp.*	3,925,900
107,460	JPMorgan
	Chase & Co.	6,015,611
115,550	Marsh & McLennan
	Companies, Inc.	5,697,770
170,000	Morgan Stanley	5,258,100
136,665	Plum Creek
	Timber Co., Inc.	5,958,594
66,700	PNC Financial
	Services Group,
	Inc.	5,605,468
64,500	State Street Corp.	4,164,120
52,500	US Bancorp#	2,140,950
		58,828,616

Health Care: 9.5%
87,200	Aetna, Inc.	6,230,440
23,400	Amgen, Inc.	2,614,950
19,680	Becton
	Dickinson & Co.	2,224,430
47,415	Covidien PLC	3,378,319
26,500	McKesson Corp.	4,483,535
97,275	Merck & Co., Inc.	5,696,424
39,015	Zimmer
	Holdings, Inc.	3,776,652
		28,404,750

Industrials: 10.3%
32,200	3M Co.	4,478,698
50,140	Emerson
	Electric Co.	3,418,545
227,660	General
	Electric Co.	6,121,778
35,570	L-3
	Communications
	Holdings, Inc.	4,103,711
41,500	Raytheon Co.	3,962,420
194,000	Southwest
	Airlines Co.	4,688,980

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

SCHEDULE OF INVESTMENTS at April 30, 2014 (Unaudited) (Continued)

Shares		Fair Value

COMMON STOCKS: 94.6% (Continued)

Industrials: 10.3% (Continued)
63,640	Triumph
	Group, Inc.	$4,124,508
		30,898,640

Information Technology: 16.9%
130,500	Amdocs Ltd.	6,072,165
5,400	Apple, Inc.	3,186,486
214,660	Corning, Inc.	4,488,541
172,000	EMC Corp	4,437,600
38,165	Harris Corp.	2,805,891
178,000	Intel Corp.	4,750,820
90,940	InterActiveCorp	6,027,503
153,800	Microsoft Corp.	6,213,520
159,700	NCR Corp.*	4,872,447
49,310	TE Connectivity
	Ltd.	2,908,304
109,700	Teradata Corp.*	4,986,962
		50,750,239

Telecommunication Services: 2.5%
162,810	AT&T, Inc.	5,812,317
5,910	Verizon
	Communications,
	Inc.	276,174
34,129	Vodafone Group
	PLC - ADR	1,295,537
		7,384,028

Utilities: 1.5%
138,345	Xcel Energy, Inc.	4,409,055

TOTAL COMMON STOCKS		289,092,224
(Cost $224,102,607)

SHORT-TERM INVESTMENTS: 2.2%
6,608,196	Invesco Short-
	Term Investment
	Trust Treasury
	Portfolio,
	0.01%^	6,608,196

TOTAL SHORT-TERM
INVESTMENTS
(Cost $6,608,196)		6,608,196
TOTAL INVESTMENTS
IN SECURITIES: 98.8%
(Cost $230,710,803)		295,700,440
Other Assets in Excess
of Liabilities: 1.2%		3,625,553
TOTAL NET ASSETS: 100.0%		$299,325,993

ADR - American Depository Receipt
*	Non-income producing security.
^	Annualized seven-day yield as of April 30, 2014.
#
Affiliated Security. Quasar Distributors, LLC is the principal underwriter and distributor for the shares of the Fund (“Quasar” or the “Distributor”). The Distributor is affiliated with the Fund’s transfer agent, fund accountant and administrator, U.S. Bancorp Fund Services, LLC and the Fund’s custodian, U.S. Bank N.A.  See Note 7 in the Notes to Financial Statements.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

(This Page Intentionally Left Blank.)

Becker Value Equity Fund

STATEMENT OF ASSETS AND LIABILITIES at April 30, 2014 (Unaudited)

ASSETS
Investments in unaffiliated securities, at value (cost $229,330,476)	$293,559,490
Investments in affiliated securities (cost $1,380,327)	2,140,950
Receivables:
Dividends and interest	413,028
Investment securities sold	3,548,988
Fund shares sold	815,566
Prepaid expenses and other assets	38,848
Total assets	300,516,870

LIABILITIES
Payables:
Fund shares redeemed	463,289
Payable for investment securities purchased	516,610
Investment advisory fees, net	125,274
Custody fees	1,924
Administration and accounting fees	31,588
Professional fees	13,762
Transfer agent fees	6,561
Chief Compliance Officer fees	2,451
Registration fees	6,046
Service fees payable	23,103
Trustee fees	269
Total liabilities	1,190,877
NET ASSETS	$299,325,993

COMPONENTS OF NET ASSETS
Paid-in capital	$222,404,110
Undistributed net investment income	1,060,337
Undistributed net realized gain on investments	10,871,909
Net unrealized appreciation of investments	64,989,637
Total net assets	$299,325,993

COMPONENTS OF NET ASSET VALUE
RETAIL CLASS:
Net assets	$114,308,377
Shares of beneficial interest issued and outstanding	6,134,993
Net asset value, offering and redemption price per share	$18.63
INSTITUTIONAL CLASS:
Net assets	$185,017,616
Shares of beneficial interest issued and outstanding	9,899,857
Net asset value, offering and redemption price per share	$18.69

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

STATEMENT OF OPERATIONS For the Six Months Ended April 30, 2014 (Unaudited)

INVESTMENT INCOME
Income:
Dividends from unaffiliated securities (net of foreign
withholding tax of $22,220)	$2,765,120
Dividends from affiliated securities	24,150
Interest	823
Total investment income	2,790,093

Expenses:
Investment advisory fees	732,330
Services fees - Retail class	125,288
Administration and accounting fees	100,300
Transfer agent fees	30,000
Registration fees	27,138
Professional fees	16,079
Custodian fees	12,236
Reports to Shareholders	4,024
Trustees fees	4,249
Chief Compliance Officer fees	5,951
Insurance expenses	1,359
Miscellaneous expenses	12,001
Total expenses	1,070,955
Less: Expenses waived or reimbursed	(40,240)
Net expenses	1,030,715
Net investment income	1,759,378

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments	10,920,732
Net change in unrealized appreciation of investments	6,510,734
Net realized and unrealized gain	17,431,466
Net increase in net assets
resulting from operations	$19,190,844

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months
	Ended
	April 30,	Year Ended
	2014	October 31,
	(Unaudited)	2013
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$1,759,378	$2,756,937
Net realized gain on investments	10,920,732	16,609,927
Net change in unrealized
appreciation of investments	6,510,734	34,538,341
Net increase in net assets
resulting from operations	19,190,844	53,905,205

DISTRIBUTIONS TO SHAREHOLDERS
Retail Class:
From net investment income	(1,001,634)	(1,132,564)
From net realized gain	(5,901,572)	—
Institutional Class:
From net investment income	(1,828,839)	(1,157,027)
From net realized gain	(10,459,950)	—
Total dividends and
distributions to shareholders	(19,191,995)	(2,289,591)
Net increase (decrease) in net assets derived from net
change in outstanding shares - Retail Class (a)	26,858,463	(16,953,940)
Net increase in net assets derived from net
change in outstanding shares - Institutional Class (a)	47,102,994	44,558,395
Total increase in net assets from
capital share transactions	73,961,457	27,604,455
Total increase in net assets	73,960,306	79,220,069

NET ASSETS
Beginning of period	$225,365,687	$146,145,618
End of period	$299,325,993	$225,365,687
Undistributed net investment
income at end of period	$1,060,337	$2,132,432

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

(a)	Summary of share transactions is as follows:

	Six Months Ended
	April 30, 2014		Year Ended
	(Unaudited)		October 31, 2013
	Shares	Amount	Shares	Amount
Retail Class:
Shares Sold	1,771,721	$32,377,703	1,505,224	$25,145,731
Reinvested dividends	380,255	6,833,177	76,945	1,118,785
Shares redeemed (b)	(673,032)	(12,352,417)	(2,738,117)	(43,218,456)
Net increase (decrease)	1,478,944	$26,858,463	(1,155,948)	$(16,953,940)
Beginning of period	4,656,049		5,811,997
End of period	6,134,993		4,656,049

	Six Months Ended
	April 30, 2014		Year Ended
	(Unaudited)		October 31, 2013
	Shares	Amount	Shares	Amount

Institutional Class:
Shares Sold	2,718,309	$51,096,229	4,142,937	$66,358,064
Reinvested dividends	517,713	9,324,018	43,827	636,807
Shares redeemed (b)	(719,950)	(13,317,253)	(1,325,859)	(22,436,476)
Net increase	2,516,072	$47,102,994	2,860,905	$44,558,395
Beginning of period	7,383,785		4,522,880
End of period	9,899,857		7,383,785

(b)	Net of redemption fees of $1,152 and $46 for 2014 and $178 and $356 for 2013 for Retail Class and Institutional Class, respectively.

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period/year

    Retail Class
	Six Months
	Ended
	April 30,
	2014		Year Ended October 31,
	(Unaudited)		2013	2012	2011	2010	2009
Net asset value,
beginning of period	$18.70		$14.13	$12.71	$12.22	$11.08	$9.86

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment
income(1)	0.11		0.23	0.20	0.22	0.13	0.14
Net realized and unrealized
gain on investments	1.24		4.54	1.39	0.42	1.14	1.20
Total from investment
operations	1.35		4.77	1.59	0.64	1.27	1.34

LESS DISTRIBUTIONS:
Distributions from
net investment income	(0.21)		(0.20)	(0.17)	(0.15)	(0.13)	(0.12)
Distributions from
net realized gains	(1.21)		—	—	—	—	—
Total distributions	(1.42)		(0.20)	(0.17)	(0.15)	(0.13)	(0.12)
Proceeds from
redemption fees	—	(2)	— (2)	—	— (2)	— (2)	— (2)
Net asset value,
end of period	$18.63		$18.70	$14.13	$12.71	$12.22	$11.08
Total return	7.49	%(4)	34.12%	12.64%	5.20%	11.51%	13.91%

SUPPLEMENTAL DATA:
Net assets, end of
period (000’s omitted)	$114,308		$87,049	$82,119	$82,221	$107,624	$81,962
Ratios to average net assets
Expenses before
fees waived	0.96	%(3)	1.00%	1.09%	1.09%	1.14%	1.36%
Expenses after
fees waiver	0.93	%(3)	0.93%	0.93%	0.95%	0.95%	0.95%
Net investment
income (loss)	1.17	%(3)	1.40%	1.49%	1.33%	1.19%	1.62%
Portfolio turnover rate	15.93	%(4)	37.78%	26.85%	34.33%	18.29%	44.97%

(1)	Calculated using average shares outstanding method.
(2)	Amount less than $0.005.
(3)	Annualized.
(4)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period/year

Institutional Class
	Six Months
	Ended				Period
	April 30,				Ended
	2014		Year Ended October 31,		October 31,
	(Unaudited)		2013	2012	2011(1)

Net asset value, beginning of period	$18.73		$14.16	$12.72	$12.29

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2)	0.13		0.26	0.24	0.02
Net realized and unrealized
gain on investments	1.25		4.54	1.38	0.41
Total from
investment operations	1.38		4.80	1.62	0.43

LESS DISTRIBUTIONS:
Distributions from net
investment income	(0.21)		(0.23)	(0.18)	—
Distributions from net
realized gains	(1.21)		—	—	—
Total distributions	(1.42)		(0.23)	(0.18)	—
Proceeds from redemption fees	—	(3)	— (3)	—	—	(3)
Net asset value, end of period	$18.69		$18.73	$14.16	$12.72
Total return	7.68	%(5)	34.39%	12.87%	3.50	%(5)

SUPPLEMENTAL DATA:
Net assets, end of
period (000’s omitted)	$185,018		$138,317	$64,027	$41,118
Ratios to average net assets
Expenses before fees waived	0.71	%(4)	0.74%	0.84%	0.80	%(4)
Expenses after fees waiver	0.68	%(4)	0.68%	0.68%	0.68	%(4)
Net investment income (loss)	1.42	%(4)	1.57%	1.74%	1.37	%(4)
Portfolio turnover rate	15.93	%(5)	37.78%	26.85%	34.33	%(5)

(1)	Class commenced operations on September 2, 2011.
(2)	Calculated using average shares outstanding method.
(3)	Amount less than $0.005.
(4)	Annualized.
(5)	Not annualized.

The accompanying notes are an integral part of these financial statements.

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2014 (Unaudited)

NOTE 1 – ORGANIZATION

The Becker Value Equity Fund (the “Fund”) is a diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (The “1940 Act”) as an open-end investment management company.

The Fund commenced operations on November 3, 2003 with the investment objective to provide long-term capital appreciation. The Fund currently offers Retail and Institutional Class shares, which were first offered to the public on November 3, 2003 and on September 2, 2011, respectively. Both classes of shares hold equal rights as to earnings and assets with Retail Class shares bearing shareholder service expenses. Each class of shares has exclusive voting rights with respect to matters affecting that individual class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Short-term securities that have maturities of less than 60 days are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. When a security is “fair valued,” consideration is given to the

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2014 (Unaudited) (Continued)

facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of April 30, 2014, the Fund did not hold fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2014 (Unaudited) (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2014. See the Schedule of Investments for industry breakouts.

	Level 1	Level 2	Level 3	Total
Common
Stocks	$289,092,224	$—	$—	$289,092,224
Short-Term
Investment	6,608,196	—	—	6,608,196
	$295,700,440	$—	$—	$295,700,440

The Fund did not invest in Level 3 securities or have transfers into or out of Level 1 or Level 2 securities during the period.  The basis for recognizing and valuing transfers is as of the end of the period in which the transfers occur.

B.
Foreign Currency.  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes.  The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2014 (Unaudited) (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.  Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

As of April 30, 2014, the Becker Value Equity Fund has no post-October losses. At October 31, 2013, Becker Value Equity Fund did not have any capital loss carry-forwards.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the tax positions of the Fund, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years of 2011-2013 for Becker Value Equity Fund or expected to be taken in the Fund’s 2014 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next six months.

D.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted / amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2014 (Unaudited) (Continued)

F.
Use of Estimates. The preparation of financial statements in conformity U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share. The Fund charges a 1.00% redemption fee on shares held less than 30 days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in capital and such fees become part of that Fund’s daily NAV calculation.

H.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Subsequent Events.  In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.  The Fund has determined that there are no subsequent events that need to be disclosed.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Becker Capital Management, Inc. (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.55% based upon the average daily net assets of the Fund. For the six months ended April 30, 2014, the Fund incurred $732,330 in advisory fees.

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2014 (Unaudited) (Continued)

The Advisor has contractually agreed to limit the Fund’s annual ratio of expenses to 0.68% and 0.93% for the Institutional Class and Retail Class shares, respectively, of each Class’s average daily net assets. The contract’s term is indefinite. At April 30, 2014, the cumulative unreimbursed amount paid and/or waived by the Advisor on behalf of the Fund that may be recouped was $540,508. The Advisor may recover a portion of the above amount no later than the dates as stated below:

Year of Expiration	Amount
October 31, 2014	$167,478
October 31, 2015	$213,646
October 31, 2016	$119,144
October 31, 2017	$40,240

The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect and wholly owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund. USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals. The officers of the Trust and the Chief Compliance Officer are also employees of the Administrator.  As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund.  Fees paid by the Fund for Administration and Chief Compliance Officer services for the six months ended April 30, 2014, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Fund. Both the Distributor and Custodian are affiliates of the Administrator.

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2014 (Unaudited) (Continued)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the six month period ended April 30, 2014, the cost of purchases of securities, excluding short-term securities, for Becker Value Equity Fund was $99,874,792. The proceeds from sales of securities, excluding short-term securities, for the Fund were $40,929,929. There were no reportable purchases or sales of U.S. Government obligations during the six months ended April 30, 2014.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the six months ended April 30, 2014 and the fiscal year ended October 31, 2013, were as follows:

	Six Months Ended	Year Ended
	April 30, 2014	October 31, 2013
Ordinary Income	$2,830,473	$2,289,591
Long-Term Capital Gains	$16,361,522	$—

The cost basis of investments for federal income tax purposes at October 31, 2013 was as follows:

Cost of investments for tax purposes	$165,080,452
Gross tax unrealized appreciation	58,890,887
Gross tax unrealized depreciation	(460,743)
Net tax unrealized appreciation	$58,430,144

As of October 31, 2013, components of distributable earnings on a tax basis were as follows:

Net tax unrealized appreciation (depreciation)	$58,430,144
Undistributed ordinary income	2,131,432
Undistributed long-term capital gains	16,361,459
Total distributable earnings	18,492,891
Other accumulated gain (loss)	—
Total accumulated gain (loss)	$76,923,034

Becker Value Equity Fund

NOTES TO FINANCIAL STATEMENTS April 30, 2014 (Unaudited) (Continued)

NOTE 6 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a separate Loan and Security Agreement for temporary or extraordinary purposes. The maximum amount available was $9,000,000. Advances are not collateralized by a first lien against the Fund’s assets. During the six months ended April 30, 2014, the Fund did not utilize its line of credit facility.

NOTE 7 – TRANSACTIONS WITH AFFILIATED COMPANIES

Becker Value Equity Fund holds shares of U.S. Bancorp, an affiliate of the Quasar Distributors, LLC, as of April 30, 2014.  The Fund purchased the shares shown below prior to August 14, 2012, when the Distributor became the Fund’s principal underwriter.  As shown below, the Fund has had no transactions with the affiliated company during the period.

	Share			Share
	Balance			Balance
	at			at		Value at
	October 31,			April 30,	Dividend	April 30,
Issuer	2013	Additions	Reductions	2014	Income	2014
U.S. Bancorp	52,500	—	—	52,500	$24,150	$2,140,950

Becker Value Equity Fund

EXPENSE EXAMPLE For the Six Months Ended April 31, 2014 (Unaudited)

As a shareholder of the Becker Value Equity Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including investment advisory fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 – April 30, 2014) for the Fund.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that redemption be made by wire transfer, currently, a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares less than 30 days after you purchase them. An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These expenses are not included in the example.

The example includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is

Becker Value Equity Fund

EXPENSE EXAMPLE For the Six Months Ended April 31, 2014 (Unaudited) (Continued)

not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
Class	11/1/13	4/30/14	11/1/13 – 4/30/14*
Retail Actual	$1,000.00	$1,074.90	$4.78
Hypothetical (5% return	$1,000.00	$1,020.18	$4.66
before expenses)

Institutional Actual	$1,000.00	$1,076.80	$3.50
Hypothetical (5% return	$1,000.00	$1,021.42	$3.41
before expenses)

*
The calculations are based on expenses incurred during the most recent six-month period for Becker Value Equity Fund.  The annualized expense ratios (excluding AFFE) for the period for the Fund’s Retail Class and Institutional Class were 0.93% and 0.68%, respectively. The dollar amounts shown as expenses paid for Becker Value Equity Fund are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period and divided by the number of days in the fiscal year.

Becker Value Equity Fund

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the polices and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free at (800) 551-3998 or by accessing the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (800) 551-3998 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling (800) 551-3998. The Fund discloses its quarter-end portfolio holdings on its website at www.beckercap.com within 60 business days after the quarter-end. Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund will reduce the number of duplicate prospectuses, proxy statements and annual and semi-annual reports that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Transfer Agent toll free at (800) 551-3998 to request individual copies of these documents. The Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 551-3998.  Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.beckervaluefunds.com.

Becker Value Equity Fund

PRIVACY NOTICE (Unaudited)

The Fund collects non-public information about you from the following sources:

•    Information we receive about you on applications or other forms;

•    Information you give us orally; and

•    Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Investment Advisor
BECKER CAPITAL MANAGEMENT, INC.
1211 SW Fifth Avenue
Suite 2185
Portland, OR 97204

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. BANK N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
PAUL HASTINGS LLP
75 E. 55th Street, Floor 15
New York, NY 10022

Becker Value Equity Fund

	Ticker	CUSIP
Retail Class	BVEFX	74316J516
Institutional Class	BVEIX	74316J490

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)* /s/ Elaine E. Richards
  Elaine E. Richards, President

Date   July 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Elaine E. Richards
  Elaine E. Richards, President

Date   July 3, 2014

By (Signature and Title)* /s/ Eric C. VanAndel
  Eric C. VanAndel, Treasurer

Date   July 2, 2014

* Print the name and title of each signing officer under his or her signature.